Partnership Distributions - PIK Class C Units Distributions Table (Details) - Western Gas Partners, LP [Member] - Class C Units [Member] - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Distribution Made to Limited Partner [Line Items]
PIK Class C units	323,584	181,048	153,020	118,230	45,711	[1]
Implied fair value	$ 10,070	$ 9,724	$ 8,721	$ 8,101	$ 3,072	[1]
Number of days in prorated period					37 days

[1]	Prorated for the 37-day period the Class C units were outstanding during the fourth quarter of 2014.